Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.29%
Australia: 3.44%
Ansell Ltd. (Health care, Health care equipment & supplies)	59,701	$1,371,079
Orora Ltd. (Materials, Containers & packaging)	363,011	370,564
Perenti Ltd. (Materials, Metals & mining)	348,293	516,823
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	531,855	1,308,124
Steadfast Group Ltd. (Financials, Insurance)	139,691	499,221
		4,065,811
Austria: 1.59%
BAWAG Group AG (Financials, Banks)144A	9,265	1,878,901
Canada: 6.20%
Finning International, Inc. (Industrials, Trading companies & distributors)	14,760	978,139
Freehold Royalties Ltd. (Energy, Oil, gas & consumable fuels)	77,200	942,800
Major Drilling Group International, Inc. (Materials, Metals & mining)†	57,900	574,932
Onex Corp. (Financials, Capital markets)	18,800	1,439,520
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	137,160	3,392,187
		7,327,578
Finland: 1.51%
Metso Oyj (Industrials, Machinery)	95,184	1,781,674
France: 1.87%
Alten SA (Information technology, IT services)	25,506	2,218,083
Germany: 5.34%
AIXTRON SE (Information technology, Semiconductors & semiconductor equipment)	13,540	571,133
Bechtle AG (Information technology, IT services)	45,596	1,909,372
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	20,697	1,396,443
RENK Group AG (Industrials, Machinery)	13,400	743,653
TAG Immobilien AG (Real estate, Real estate management & development)	105,821	1,690,952
		6,311,553
Italy: 6.66%
Azimut Holding SpA (Financials, Capital markets)	35,630	1,513,383
Buzzi SpA (Materials, Construction materials)	51,257	2,431,393
De’ Longhi SpA (Consumer discretionary, Household durables)	39,029	1,831,995
Interpump Group SpA (Industrials, Machinery)	52,210	2,101,826
		7,878,597
Japan: 35.88%
ALSOK Co. Ltd. (Industrials, Commercial services & supplies)	144,500	1,062,149
Anritsu Corp. (Information technology, Electronic equipment, instruments & components)	82,600	1,805,241
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	56,060	1,333,038
DTS Corp. (Information technology, IT services)	319,900	2,326,540
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	12,700	403,418
Fuji Seal International, Inc. (Materials, Containers & packaging)	72,100	1,358,319
Hachijuni Nagano Bank Ltd. (Financials, Banks)	97,700	1,518,065
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	18,200	$2,856,514
Hoshizaki Corp. (Industrials, Machinery)	55,600	1,982,891
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	97,800	1,036,522
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	41,300	1,341,189
Lion Corp. (Consumer staples, Household products)	91,500	980,891
MARUWA Co. Ltd. (Information technology, Electronic equipment, instruments & components)	5,200	1,760,748
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	27,300	1,386,405
Mebuki Financial Group, Inc. (Financials, Banks)	51,500	477,198
MEITEC Group Holdings, Inc. (Industrials, Professional services)	108,600	2,273,233
MISUMI Group, Inc. (Industrials, Machinery)	109,100	2,595,592
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	115,900	1,200,014
Nissan Chemical Corp. (Materials, Chemicals)	26,900	1,250,382
NOF Corp. (Materials, Chemicals)	26,200	455,236
Orix JREIT, Inc. (Real estate, Office REITs)	3,040	1,967,181
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	83,400	1,706,213
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	79,500	1,673,895
Shizuoka Financial Group, Inc. (Financials, Banks)	95,100	1,875,849
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	98,500	2,146,384
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	22,600	574,935
Taikisha Ltd. (Industrials, Construction & engineering)	72,400	1,897,224
Zenkoku Hosho Co. Ltd. (Financials, Financial services)	60,500	1,190,189
		42,435,455
Netherlands: 3.17%
Aalberts NV (Industrials, Machinery)	37,499	1,857,180
Arcadis NV (Industrials, Professional services)	26,769	1,259,795
Technip Energies NV (Energy, Energy equipment & services)	18,245	631,035
		3,748,010
Norway: 3.54%
Atea ASA (Information technology, IT services)	84,619	1,535,483
Elopak ASA (Materials, Containers & packaging)	123,799	474,819
SpareBank 1 SMN (Financials, Banks)	105,189	2,182,094
		4,192,396
Spain: 3.21%
Vidrala SA (Materials, Containers & packaging)	8,035	812,665
Viscofan SA (Consumer staples, Food products)	45,017	2,982,837
		3,795,502
Sweden: 5.38%
AAK AB (Consumer staples, Food products)	57,202	1,234,320
Asker Healthcare Group AB (Health care, Health care providers & services)	143,027	1,216,984
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	90,974	1,283,852
Hacksaw AB (Communication services, Entertainment)	66,472	513,278
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Sweden(continued)
Hexpol AB (Materials, Chemicals)	172,832	$1,608,714
Loomis AB Class B (Industrials, Commercial services & supplies)	9,134	504,055
		6,361,203
Switzerland: 4.91%
Accelleron Industries AG (Industrials, Electrical equipment)	15,415	1,395,620
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	2,979	834,642
Bucher Industries AG (Industrials, Machinery)	1,085	426,288
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	52,991	1,589,489
Vontobel Holding AG (Financials, Capital markets)	14,640	1,566,660
		5,812,699
United Kingdom: 10.68%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	180,711	546,049
Diploma PLC (Industrials, Trading companies & distributors)	18,687	1,850,628
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	508,131	1,385,538
Elementis PLC (Materials, Chemicals)	464,484	1,119,651
IMI PLC (Industrials, Machinery)	43,970	1,747,303
Lancashire Holdings Ltd. (Financials, Insurance)	236,787	1,923,332
LondonMetric Property PLC (Real estate, Industrial REITs)	515,182	1,361,938
Nomad Foods Ltd. (Consumer staples, Food products)	150,818	1,794,734
Premier Foods PLC (Consumer staples, Food products)	343,434	899,344
		12,628,517
United States: 0.91%
Primo Brands Corp. Class A (Consumer staples, Beverages)	47,377	1,075,458
Total common stocks (Cost $80,668,436)		111,511,437
Investment companies: 1.84%
United States: 1.84%
VanEck Junior Gold Miners ETF	22,828	2,177,563
Total investment companies (Cost $2,975,772)		2,177,563

		Yield
Short-term investments: 3.48%
Investment companies: 3.48%
Allspring Government Money Market Fund Select Class♠∞		3.59%	4,117,986	4,117,986
Total short-term investments (Cost $4,117,986)				4,117,986
Total investments in securities (Cost $87,762,194)	99.61%			117,806,986
Other assets and liabilities, net	0.39			461,324
Total net assets	100.00%			$118,268,310

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,378,299	$52,287,293	$(52,547,606)	$0	$0	$4,117,986	4,117,986	$111,171
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$4,065,811	$0	$4,065,811
Austria	0	1,878,901	0	1,878,901
Canada	7,327,578	0	0	7,327,578
Finland	0	1,781,674	0	1,781,674
France	0	2,218,083	0	2,218,083
Germany	0	6,311,553	0	6,311,553
Italy	0	7,878,597	0	7,878,597
Japan	6,360,120	36,075,335	0	42,435,455
Netherlands	0	3,748,010	0	3,748,010
Norway	474,819	3,717,577	0	4,192,396
Spain	0	3,795,502	0	3,795,502
Sweden	0	6,361,203	0	6,361,203
Switzerland	0	5,812,699	0	5,812,699
United Kingdom	2,694,078	9,934,439	0	12,628,517
United States	1,075,458	0	0	1,075,458
Investment companies	2,177,563	0	0	2,177,563
Short-term investments
Investment companies	4,117,986	0	0	4,117,986
Total assets	$24,227,602	$93,579,384	$0	$117,806,986
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund